8. Line of Credit - Related Party (Details Narrative) - Line of Credit - Gibbs [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Line of credit issuance date	Dec. 31, 2015
Maximum borrowing capacity	$ 1,000,000
Line of credit expiration date	Dec. 31, 2019
Line of credit remaining borrowing availability	$ 147,500
Proceeds from line of credit	20,000
Debt converted, amount converted	$ 100,000
Debt converted, shares issued	100,000
Line of credit balance	$ 852,500	$ 932,500
Accrued interest	$ 265,876	$ 213,657